Real Estate (Schedule Of Allocation Of The Aggregate Purchase Price Of Acquisition) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Apr. 10, 2013 Mountain View Research And Technology Parks [Member]	May 31, 2013 767 5th Avenue (The General Motors Building) [Member]		May 31, 2013 Consolidation, Eliminations [Member] 767 5th Avenue (The General Motors Building) [Member]
Restructuring Cost and Reserve [Line Items]
Land				$ 126,521	$ 1,796,252
Building and improvements				82,451	1,447,446
Tenant Improvements				7,326	85,208
In-place lease Intangibles				23,279	357,781
Above market rents				843	101,897
Below market rents				7,336	239,641
Above Market Assumed Debt Adjustments					192,943
Real estate and related intangibles recorded upon consolidation	3,356,000	0	0		3,356,000
Mortgage notes payable	4,449,734	3,102,485			1,300,000
Mezzanine notes payable	311,040	0			306,000
Outside members' notes payable	180,000	0			450,000	[1]	270,000
Debt recorded upon consolidation	2,056,000	0	0		2,056,000
Cash and cash equivalents	79,468	0	0		79,468
Cash held in escrows					2,403
Tenant and other receivables					7,104
Prepaid expenses and other assets					4,269
Accounts payable and other expenses					2,418
Accrued interest payable	167,523	72,461			182,369	[2]	105,500
Other liabilities					6,304
Working capital recorded upon consolidation	177,315	0	0		97,847
Noncontrolling Interest					520,000
Noncontrolling Interest working capital					39,139
Noncontrolling interest in property partnerships recorded upon consolidation	480,861	0	0		480,861
Net Assets Recorded Upon Consolidation					721,292
Aggregate purchase price				$ 233,084

[1]	The Company's member loan totaling $270.0 million eliminates in consolidation.
[2]	The Company's share of the accrued interest payable on the members' loans totaling approximately $105.5 million eliminates in consolidation.